PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 45	$ 45	$ 90	$ 180